Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Inventory, Net [Abstract]
Slow moving inventories written off	$ 71	$ 86	$ 67